Business Developments [Text Block]	12 Months Ended
Mar. 31, 2019
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Business Developments [Text Block]
2.	BUSINESS DEVELOPMENTS

MUFG Bank’s Acquisition of Security Bank Corporation’s shares

On April 1, 2016, MUFG Bank acquired newly issued common shares and preferred shares with voting rights of Security Bank Corporation (“Security Bank”), representing in the aggregate approximately 20.0% of Security Bank’s equity interest for ¥91,993 million. Security Bank is listed on the Philippines Stock Exchange and is not part of any local conglomerate in the Philippines. Considering both MUFG Bank’s ownership of the common stock and preferred stock and representation on the board of directors, the MUFG Group has determined that MUFG Bank has the ability to exercise significant influence over the operating and financial policies of Security Bank and applied the equity method of accounting for its investment.

Mitsubishi UFJ Trust and Banking’s Acquisition of Capital Analytics II LLC

On April 30, 2016, Mitsubishi UFJ Trust and Banking acquired 100% ownership of Capital Analytics II LLC for ¥4,494 million in cash, and thereby recorded goodwill of ¥2,858 million and intangible assets of ¥1,388 million. Capital Analytics II LLC is an overseas fund management company that mainly provides fund administration services for private equity funds. The purpose of this acquisition is to meet the diversified global fund administration needs of its Japanese and overseas customers through the utilization of Capital Analytics II LLC’s unparalleled operational expertise and the MUFG Group’s extensive network. Upon conclusion of the acquisition, Capital Analytics II LLC was renamed MUFG Capital Analytics LLC. During the fiscal year ended March 31, 2017, measurement period adjustments were applied to the acquisition date fair values, which decreased goodwill by ¥115 million.

Krungsri’s Acquisition of Hattha Kaksekar Limited

On September 12, 2016, Krungsri acquired 100% ownership of Hattha Kaksekar Limited for ¥15,703 million in cash, and thereby recorded goodwill of ¥8,280 million and intangible assets of ¥476 million.

Hattha Kaksekar Limited is a financial institution in Cambodia providing financial services primarily to sole proprietors. The purpose of this acquisition is to enable the MUFG Group to tap into the growth of the Cambodian market by leveraging the knowhow of Ngern Tid Lor Co., Ltd., a subsidiary of Krungsri engaged in microfinance in Thailand, with an aim to promote and develop the microfinance business.

MUFG’s Acquisition of Hitachi Capital Corporation’s shares

On October 3, 2016, MUFG acquired 23.0% of the common shares of Hitachi Capital Corporation (“Hitachi Capital”) for ¥91,877 million from Hitachi, Ltd. Considering both MUFG’s ownership of the common stock and representation on the board of directors, the MUFG Group has determined that MUFG has the ability to exercise significant influence over the operating and financial policies of Hitachi Capital and applied the equity method of accounting for its investment.

Mitsubishi UFJ Trust and Banking’s Acquisition of Rydex Fund Services, LLC

On October 4, 2016, Mitsubishi UFJ Trust and Banking acquired 100% ownership of Rydex Fund Services, LLC for ¥17,431 million in cash, and thereby recorded goodwill of ¥5,232 million and intangible assets of ¥11,507 million. Rydex Fund Services, LLC is an overseas fund management company that mainly provides fund administration services for funds established under the 1940 Investment Companies Act of the United States. The purpose of this acquisition is to meet the diversified global fund administration needs of its Japanese and overseas customers through the utilization of Rydex Fund Services, LLC’s unparalleled operational expertise and the MUFG Group’s extensive network. Upon conclusion of the acquisition, Rydex Fund Services, LLC was renamed MUFG Investor Services (US), LLC.

Mitsubishi UFJ NICOS Became a Wholly-Owned Subsidiary

On May 15, 2017, MUFG and its subsidiary Mitsubishi UFJ NICOS entered into a share exchange agreement for MUFG to acquire the remaining 15.02% ownership of Mitsubishi UFJ NICOS by agreeing, on October 2, 2017, to pay ¥50,000 million cash to the only holder of Mitsubishi UFJ NICOS common stock other than MUFG. The transaction was accounted for as a non-cancellable forward purchase contract. Accordingly, a liability of ¥50,000 million was recognized in Other liabilities on the accompanying consolidated balance sheet with a corresponding reduction in Noncontrolling interests of ¥15,390 million and Capital surplus of ¥34,751 million, and an increase in Accumulated OCI, net of taxes of ¥141 million. On October 2, 2017, MUFG settled Other liabilities of ¥50,000 million. The purpose of making a wholly-owned subsidiary is to effect a shift in posture enabling a more flexible response to changes in the business environment and the swift pursuit of group synergies.

Acquisition of shares in Bank Danamon in Indonesia

On December 26, 2017, MUFG Bank entered into conditional share purchase agreements with Asia Financial (Indonesia) Pte. Ltd. (“AFI”) and other affiliated entities (the “Sellers”) to acquire their 73.8% equity interests in an Indonesian bank, PT Bank Danamon Indonesia, Tbk. (“Danamon”), subject to applicable regulatory approvals.

Danamon, which was established in 1956, is the fifth most profitable Indonesian commercial bank in terms of net income. Danamon provides banking and financial products and services to consumer, micro-finance, small and medium enterprise (“SME”) and corporate customers, with a network of around 1,800 offices in Indonesia.

MUFG Bank intends to establish an integrated and comprehensive services platform that serves as a gateway for clients wishing to make inroads into Indonesia’s growing economy as well as local companies seeking to expand into the region. This investment is also expected to strategically allow MUFG Bank to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia.

This strategic investment by MUFG Bank will be executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction will result in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.

In Step 1, MUFG Bank acquired an initial 19.9% equity interest in Danamon from the Sellers on December 29, 2017, based on a price of IDR 8,323 (approximately ¥70(1)) per share, for an investment amount of IDR 15,875 billion (approximately ¥133 billion(1)). The price was based on a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied. AFI continues to be the majority shareholder in Danamon after closing of Step 1. MUFG Bank classified Danamon’s equity securities as Available-for-sale securities on the acquisition date.

In Step 2, MUFG Bank acquired an additional 20.1% equity interest in Danamon from the Sellers on August 3, 2018, based on a price of IDR 8,921 (approximately ¥69(2)) per share, for an investment amount of IDR 17,187 billion (approximately ¥132.3 billion(2)). The price was based on a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied. As a result, equity interest in Danamon increased to 40%, and MUFG Bank started to apply the equity method of accounting for its investment in Danamon during the six months ended September 30, 2018.

In Step 3, MUFG Bank intends to seek the necessary approvals to increase its equity interest in Danamon beyond the 40%, and this will provide an opportunity for all other existing Danamon shareholders to either remain as shareholders or receive cash from MUFG Bank. With the closing of Step 3, MUFG Bank’s final equity interest in Danamon is expected to be above 73.8%. The prices for Danamon’s shares in Step 3 will be based on a similar approach as Step 1 and Step 2. See Note 35 for further developments on acquisition of shares in Danamon.

Notes:

(1)	Calculated based on the exchange rate of IDR1 = ¥0.0084
(2)	Calculated based on the exchange rate of IDR1 = ¥0.0077

Acquisition of Colonial First State Global Asset Management

On October 31, 2018, Mitsubishi UFJ Trust and Banking entered into a Share Sale Deed with Commonwealth Bank of Australia (“CBA”), and its wholly-owned subsidiary, Colonial First State Group Limited (the “Seller”) to acquire 100% of the shares in each of nine subsidiaries of the Seller, which collectively represent CBA’s global asset management business known as Colonial First State Global Asset Management (“CFSGAM”), for approximately ¥328 billion or approximately AUD 4.0 billion, subject to applicable regulatory and other approvals and certain conditions.

CFSGAM is the third largest asset management group by assets under management in Asian markets excluding Japan, offers a wide range of products including equities, fixed income and alternatives, and has specialist capabilities in Asian and emerging equity markets, alternatives (property and infrastructure), as well as passive and other products. The investment in CFSGAM aims to meet various client needs by expanding product lineup and enhancing presence as the largest asset management firm in the Asia and Oceania region.

Acquisition of DVB Bank SE’s Aviation Finance Division

On March 1, 2019, MUFG Bank and its consolidated subsidiary, BOT Lease Co., Ltd. (“BOT Lease”), entered into an agreement with DVB Bank SE (“DVB”) to transfer DVB’s aviation finance division to MUFG Bank and BOT Lease, subject to applicable regulatory and other approvals and certain conditions. Under the agreement, the entire aviation finance client lending portfolio of approximately ¥716.3 billion or approximately €5.6 billion, employees, and other parts of the operating infrastructure will be transferred to MUFG Bank. In addition, DVB’s aviation investment management and asset management businesses will be transferred to a newly established subsidiary of BOT Lease.

The purpose of the transaction is to improve the MUFG Group’s ability to offer bespoke solutions to its clients by enhancing its global corporate investment banking business platform in terms of higher returns, diversifying its portfolio, broadening its customer base, and securing experienced professionals.